Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts receivable related parties	$ 39,837		$ 39,837		$ 39,837	$ 71,650
Loans payable - related party	139,157		139,157
Repayment of loan			579,011
Equity method investment, ownership percentage					5.00%
Due from related parties					$ 0	4,644
Bad debt allowance			(13,079)		$ 126,157	(163,613)
GGH Chairman [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage					5.00%
Related Party ESA [Member]
Related Party Transaction [Line Items]
Entitled to receive reimbursement expenses			421,964
Loans payable - related party	574,000		574,000		$ 566,132
Related party expense obligations reduction, percentage					15.00%
Related party expense obligations prepayment reduced					$ 0
Repayment of loan			579,011
Sharing Agreement [Member]
Related Party Transaction [Line Items]
Due from related parties	332,132		332,132		396,116	396,116
Recovery from uncollectable assets			63,985
Bad debt allowance			63,985
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Entitled to receive reimbursement expenses	$ 145,777	$ 156,384	$ 489,634	$ 346,273	$ 493,944	$ 437,074